Labour Restructuring (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation of Liabilities Associated With Restructuring Accrual

Set out below is a reconciliation of CP’s liabilities associated with its restructuring accrual:

(in millions of Canadian dollars)	2014	2013	2012

Opening balance, January 1	$50	$89	$55
Accrued(1)	(7)	(8)	54
Payments	(21)	(33)	(22)
Amortization of discount(2)	2	2	2

Closing balance, December 31	$24	$50	$89

(1) Includes recoveries of $4 million in the first quarter of 2014 and of $7 million in 2013 related to the fourth quarter 2012 labour restructuring initiative charge of $53 million.

(2) Amortization of discount is charged to income as “Compensation and benefits”.